Note 15 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Activity [Table Text Block]
	2024
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	45,000	$18.00
Granted	-	-
Vested	(9,000)	18.00
Forfeited	-	-
Unvested at the end of the year	36,000	$18.00

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2024
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	224,033	$15.98	8.6
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding at the end of the period	224,033	$15.98	6.3
Exercisable at the end of the period	118,033	$14.36	4.5